Principal Group Companies - Summary of Information of Associates (Detail) - Moet Hennessy SAS [member]	12 Months Ended
Jun. 30, 2018
Disclosure of associates [line items]
Country of incorporation	France
Country of operation	France
Percentage of equity owned	34.00%
Business description	Production, marketing and distribution of premium drinks